INTANGIBLE ASSETS - Additional information (Detail) ¥ in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021	Jun. 30, 2021 JPY (¥)	Jun. 30, 2021 BRL (R$)
Avon International [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	R$ 282,900
Recoverable amount of cash-generating unit	R$ 8,348,200
Discount rate	13.84%	11.18%
The Body Shop [member] | Aeon Forest Co., Ltd [member]
Disclosure of detailed information about intangible assets [line items]
Purchase price of entity			¥ 2,632,000	R$ 133,275